Costs and expenses by nature (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Costs And Expenses By Nature
Personnel	$ 266	$ 243	$ 230
Services	161	154	142
Depreciation and amortization	56	47	41
Advertisement	21	26	22
Other	118	83	80
Total	$ 622	$ 553	$ 515